STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 47,484	$ 63,131	$ 35,002
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	5,744	(17,948)	10,878
Unrealized gain (loss) from derivative instruments, net	29	(55)	35
Unrealized gain (loss) from available-for-sale securities, net	(56)	(192)	159
Realized gain (loss) from derivative instruments, net	0	32	(28)
Realized loss (gain) from available-for-sale securities	669	714	250
Total other comprehensive income (loss), net of tax	6,386	(17,449)	11,294
Total Comprehensive income	53,870	45,682	46,296
Change in redeemable non-controlling interests	(898)	0	0
Comprehensive income attributable to non-controlling interests	25,538	14,419	21,398
Comprehensive income attributable Formula Systems (1985) LTD.'s shareholders	$ 29,230	$ 31,263	$ 24,898